SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Regulatory Balancing Accounts [Abstract]
Schedule Of Regulatory Balancing Accounts
SUMMARY OF REGULATORY BALANCING ACCOUNTS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2014	2013	2014	2013	2014	2013
Current:
Overcollected	$(1,730)	$(1,077)	$(1,195)	$(645)	$(535)	$(432)
Undercollected	2,476	1,542	1,906	1,201	570	341
Net current receivable (payable)(1)	746	465	711	556	35	(91)
Noncurrent:
Undercollected(2)	173	213	―	161	173	52
Total net receivable (payable)(1)	$919	$678	$711	$717	$208	$(39)
(1)	At December 31, 2013, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheet.
(2)	Long-term undercollected balance included in Regulatory Assets (long-term) on the Consolidated Balance Sheets.

Schedule Of Regulatory Assets (Liabilities) [Abstract]
Schedule of regulatory assets and liabilities
REGULATORY ASSETS (LIABILITIES) AT DECEMBER 31
(Dollars in millions)
	2014	2013
SDG&E:
Fixed-price contracts and other derivatives	$76	$58
Costs related to SONGS plant closure	308	303
Costs related to wildfire litigation	373	330
Deferred taxes recoverable in rates	824	788
Pension and other postretirement benefit obligations	171	106
Removal obligations(1)	(1,557)	(1,403)
Unamortized loss on reacquired debt	12	14
Environmental costs	27	20
Legacy meters	47	62
Sunrise Powerlink fire mitigation	116	115
Other	10	15
Total SDG&E	407	408
SoCalGas:
Pension and other postretirement benefit obligations	613	231
Employee benefit costs	52	51
Removal obligations(1)	(1,167)	(1,205)
Deferred taxes recoverable in rates	195	110
Unamortized loss on reacquired debt	12	14
Environmental costs	22	14
Workers’ compensation	23	26
Total SoCalGas	(250)	(759)
Other Sempra Energy:
Sempra Natural Gas	(17)	(11)
Sempra Mexico	23	8
Total Other Sempra Energy	6	(3)
Total Sempra Energy Consolidated	$163	$(354)
(1)	Related to obligations discussed below in “Asset Retirement Obligations.”

NET REGULATORY ASSETS (LIABILITIES) AS PRESENTED ON THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31
(Dollars in millions)
	2014			2013
	Sempra			Sempra
	Energy			Energy
	Consolidated	SDG&E	SoCalGas	Consolidated	SDG&E	SoCalGas
Current regulatory assets(1)	$59	$54	$5	$38	$29	$5
Noncurrent regulatory assets(2)	2,858	1,910	916	2,335	1,787	536
Current regulatory liabilities(3)	(7)	―	―	(7)	(5)	―
Noncurrent regulatory liabilities(4)	(2,747)	(1,557)	(1,171)	(2,720)	(1,403)	(1,300)
Total	$163	$407	$(250)	$(354)	$408	$(759)
(1)	At Sempra Energy Consolidated, included in Other Current Assets.
(2)	Excludes long-term undercollected balancing accounts at December 31, 2014 and 2013, of $173 million and $213 million at Sempra Energy, none and $161 million at SDG&E, and $173 million and $52 million at SoCalGas, respectively, recorded in Regulatory Assets (long-term).
(3)	Included in Other Current Liabilities.
(4)	At December 31, 2014 and 2013, $6 million and $97 million, respectively, at Sempra Energy Consolidated and $4 million and $95 million, respectively, at SoCalGas is included in Deferred Credits and Other.

Schedule Of Receivables Collection Allowances [Abstract]
Schedule Of Receivables Collection Allowances
COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Sempra Energy Consolidated
Allowances for collection of receivables at January 1	$29	$31	$29
Provisions for uncollectible accounts	25	16	21
Write-offs of uncollectible accounts	(20)	(18)	(19)
Allowances for collection of receivables at December 31	$34	$29	$31
SDG&E
Allowances for collection of receivables at January 1	$5	$6	$6
Provisions for uncollectible accounts	7	4	5
Write-offs of uncollectible accounts	(5)	(5)	(5)
Allowances for collection of receivables at December 31	$7	$5	$6
SoCalGas
Allowances for collection of receivables at January 1	$12	$14	$12
Provisions for uncollectible accounts	15	7	12
Write-offs of uncollectible accounts	(10)	(9)	(10)
Allowances for collection of receivables at December 31	$17	$12	$14

Schedule Of Inventory Balances [Abstract]
Schedule of inventory
INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Natural Gas			LNG			Materials and supplies		Total
	2014	2013		2014	2013		2014	2013	2014	2013
SDG&E	$8	$3	$	―	$	―	$65	$83	$73	$86
SoCalGas	155	42		―		―	26	27	181	69
Sempra South American Utilities	―	―		―		―	33	40	33	40
Sempra Mexico	―	―		9		3	9	9	18	12
Sempra Renewables	―	―		―		―	2	2	2	2
Sempra Natural Gas	83	68		5		5	1	5	89	78
Sempra Energy Consolidated	$246	$113		$14		$8	$136	$166	$396	$287

Schedule Of Property Plant And Equipment By Major Functional Category [Abstract]
Schedule Of Property Plant And Equipment By Major Functional Category
PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, plant		Depreciation rates for
	and equipment at		years ended
	December 31,		December 31,
	2014	2013	2014	2013	2012
SDG&E:
Natural gas operations	$1,535	$1,454	2.72%	2.35%	3.20%
Electric distribution	5,795	5,492	3.79	3.36	4.15
Electric transmission(1)	4,525	3,932	2.59	2.58	2.63
Electric generation(2)	1,862	1,768	3.86	3.76	4.68
Other electric(3)	851	759	7.09	7.58	7.92
Construction work in progress(1)	910	941	NA	NA	NA
Total SDG&E	15,478	14,346
SoCalGas:
Natural gas operations(4)	12,098	11,394	3.89	3.70	3.74
Other non-utility	120	118	2.88	1.56	1.36
Construction work in progress	668	319	NA	NA	NA
Total SoCalGas	12,886	11,831

			Estimated		Weighted average
Other operating units and parent(5):			useful lives		useful life
Land and land rights	290	276	26 to 55 years(6)		41
Machinery and equipment:
Utility electric distribution operations	1,434	1,440	10 to 46 years		41
Generating plants	596	993	30 to 50 years		32
LNG terminals	1,122	2,094	5 to 43 years		43
Pipelines and storage	2,003	1,638	3 to 55 years		46
Other	213	212	1 to 50 years		13
Construction work in progress	1,053	1,283	NA		NA
Other	332	294	1 to 80 years		27
	7,043	8,230
Total Sempra Energy Consolidated	$35,407	$34,407
(1)					At December 31, 2014, includes $365 million in electric transmission assets and $12 million in construction work in progress related to SDG&E's 91-percent interest in the Southwest Powerlink (SWPL) transmission line, jointly owned by SDG&E with other utilities. SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for its share of the project and participates in decisions concerning operations and capital expenditures.
(2)					Includes capital lease assets of $243 million and $183 million at December 31, 2014 and 2013, respectively, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
(3)					Includes capital lease assets of $19 million and $23 million at December 31, 2014 and 2013, respectively.
(4)					Includes capital lease assets of $27 million and $33 million at December 31, 2014 and 2013, respectively.
(5)					December 31, 2014 balances include $150 million, $191 million and $24 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2013 balances include $155 million, $180 million and $22 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively.
(6)					Estimated useful lives are for land rights.

Schedule Of Accumulated Depreciation And Decommissioning Amounts [Abstract]
Schedule Of Accumulated Depreciation And Decommissioning Amounts
ACCUMULATED DEPRECIATION
(Dollars in millions)
	December 31,
	2014	2013
SDG&E:
Accumulated depreciation:
Electric(1)	$3,192	$2,861
Natural gas	668	639
Total SDG&E	3,860	3,500
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	4,555	4,279
Accumulated depreciation – other non-utility	87	85
Total SoCalGas	4,642	4,364
Other operating units and parent:
Accumulated depreciation – other(3)	824	938
Accumulated depreciation of utility electric distribution operations	179	145
	1,003	1,083
Total Sempra Energy Consolidated	$9,505	$8,947
(1)	Includes accumulated depreciation for assets under capital lease of $28 million and $26 million at December 31, 2014 and 2013, respectively. Includes $211 million at December 31, 2014 related to SDG&E's 91-percent interest in the SWPL transmission line, jointly owned by SDG&E and other utilities.
(2)	Includes accumulated depreciation for assets under capital lease of $27 million and $31 million at December 31, 2014 and 2013, respectively.
(3)	December 31, 2014 balances include $37 million, $29 million and $2 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2013 balances include $38 million, $25 million and $2 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively.

Schedule Of Capitalized Financing Costs [Abstract]
Schedule Of Capitalized Financing Costs
CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Sempra Energy Consolidated:
AFUDC related to debt	$22	$22	$38
AFUDC related to equity	106	75	96
Other capitalized financing costs	39	22	52
Total Sempra Energy Consolidated	$167	$119	$186
SDG&E:
AFUDC related to debt	$15	$16	$30
AFUDC related to equity	37	39	71
Total SDG&E	$52	$55	$101
SoCalGas:
AFUDC related to debt	$7	$6	$8
AFUDC related to equity	26	17	25
Other capitalized financing costs	1	1	1
Total SoCalGas	$34	$24	$34

Schedule Of Goodwill [Abstract]
Schedule Of Goodwill
GOODWILL
(Dollars in millions)
	Sempra
	South American	Sempra	Sempra
	Utilities	Mexico	Natural Gas	Total
Balance at December 31, 2012	$1,014	$25	$72	$1,111
Foreign currency translation(1)	(87)	―	―	(87)
Balance at December 31, 2013	927	25	72	1,024
Foreign currency translation(1)	(93)	―	―	(93)
Balance at December 31, 2014	$834	$25	$72	$931
(1)	We record the offset of this fluctuation to other comprehensive income.

Schedule Of Acquired Finite Lived Intangible Assets By Major Class [Abstract]
Schedule Of Other Intangible Assets
OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period	December 31,
	(years)	2014	2013
Storage rights	46	$138	$138
Development rights	50	322	322
Other	10 years to indefinite	18	19
		478	479
Less accumulated amortization:
Storage rights		(19)	(16)
Development rights		(40)	(34)
Other		(4)	(3)
		(63)	(53)
		$415	$426

Schedule Of Variable Interest Entities [Abstract]
Schedule Of Variable Interest Entities
AMOUNTS ASSOCIATED WITH OTAY MESA VIE
(Dollars in millions)
			December 31,
			2014	2013
Cash and cash equivalents			$5	$17
Restricted cash			8	6
Inventories			3	2
Other			1	1
Total current assets			17	26
Restricted cash			11	25
Sundry			3	4
Property, plant and equipment, net			410	438
Total assets			$441	$493

Current portion of long-term debt			$10	$10
Fixed-price contracts and other derivatives			16	16
Other			3	19
Total current liabilities			29	45
Long-term debt			315	325
Fixed-price contracts and other derivatives			31	39
Deferred credits and other			6	(7)
Other noncontrolling interest			60	91
Total liabilities and equity			$441	$493

	Years ended December 31,
	2014		2013	2012
Operating expenses
Cost of electric fuel and purchased power		$(83)	$(91)	$(83)
Operation and maintenance		19	24	19
Depreciation and amortization		27	28	26
Total operating expenses		(37)	(39)	(38)
Operating income		37	39	38
Other expense, net		―	―	(1)
Interest expense		(17)	(15)	(11)
Income before income taxes/Net income		20	24	26
Earnings attributable to noncontrolling interest		(20)	(24)	(26)
Earnings	$	―	$ ―	$ ―

Schedule Of Changes In Asset Retirement Obligations [Abstract]
Schedule Of Changes In Asset Retirement Obligations
CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2014	2013	2014	2013	2014	2013
Balance as of January 1(1)	$2,152	$2,056	$913	$741	$1,199	$1,253
Accretion expense	97	97	43	45	52	49
Liabilities incurred	4	4	―	―	―	―
Reclassification(2)	(6)	―	―	―	―	―
Payments	(29)	(49)	(29)	(48)	―	―
Revisions, GRC-related(3)	―	(135)	―	(30)	―	(105)
Revisions, other(4)(5)	(28)	179	(54)	205	25	2
Balance at December 31(1)	$2,190	$2,152	$873	$913	$1,276	$1,199
(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
(2)	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheets, as we discuss in "Asset Held for Sale" in Note 3.
(3)	The decreases in asset retirement obligations in 2013 at SDG&E and SoCalGas are due to revised estimates related to the 2012 General Rate Case (GRC) that received final approval in May 2013. At SDG&E, these revisions included increases in asset service lives ranging from 2 percent to 7 percent, and lower estimated cost of removal. At SoCalGas, the decrease includes increases in asset service lives ranging from 4 percent to 6 percent, partially offset by a higher estimated cost of removal.
(4)	The decrease in asset retirement obligations in 2014 at SDG&E is due to revised estimates in an updated decommissioning cost study for the San Onofre Nuclear Generating Station, which we discuss in Note 13. The increase in asset retirement obligations in 2014 at SoCalGas is related to a change in estimates.
(5)	The increase in asset retirement obligations in 2013 at SDG&E is due to revised estimates recorded in the third quarter of 2013 related to the early decommissioning of SONGS Units 2 and 3 (see Note 13).

Schedule Of Changes in Accumulated Other Comprehensive Income By Component [Abstract]
Schedule Of Changes In Accumulated Other Comprehensive Income By Component
CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT(1)
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
		Pension and other
		postretirement benefits
	Foreign				Total
	currency	Unamortized	Unamortized		accumulated other
	translation	net actuarial	prior service	Financial	comprehensive
	adjustments	gain (loss)	credit (cost)	instruments	income (loss)
2014:
Balance as of December 31, 2013	$(129)	$(73)	$ ―	$(26)	$(228)
Other comprehensive loss before
reclassifications	(193)	(24)	(2)	(70)	(289)
Amounts reclassified from accumulated other
comprehensive income	―	14	―	6	20
Net other comprehensive loss	(193)	(10)	(2)	(64)	(269)
Balance as of December 31, 2014	$(322)	$(83)	$(2)	$(90)	$(497)
2013:
Balance as of December 31, 2012	$(240)	$(102)	$1	$(35)	$(376)
Other comprehensive (loss) income before
reclassifications	(159)	21	(1)	2	(137)
Amounts reclassified from accumulated other
comprehensive income	270	(2) 8	―	7	285
Net other comprehensive income (loss)	111	29	(1)	9	148
Balance as of December 31, 2013	$(129)	$(73)	$ ―	$(26)	$(228)
2012:
Balance as of December 31, 2011	$(359)	$(100)	$1	$(31)	$(489)
Other comprehensive income (loss) before
reclassifications	119	(13)	―	(10)	96
Amounts reclassified from accumulated other
comprehensive income	―	11	―	6	17
Net other comprehensive income (loss)	119	(2)	―	(4)	113
Balance as of December 31, 2012	$(240)	$(102)	$1	$(35)	$(376)
(1)	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.
(2)	Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT(1)
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension and other
	postretirement benefits
			Total
	Unamortized	Unamortized	accumulated other
	net actuarial	prior service	comprehensive
	gain (loss)	credit	income (loss)
2014:
Balance as of December 31, 2013	$(10)	$1	$(9)
Other comprehensive loss before
reclassifications	(5)	―	(5)
Amounts reclassified from accumulated other
comprehensive income	2	―	2
Net other comprehensive loss	(3)	―	(3)
Balance as of December 31, 2014	$(13)	$1	$(12)
2013:
Balance as of December 31, 2012	$(12)	$1	$(11)
Amounts reclassified from accumulated other
comprehensive income	2	―	2
Net other comprehensive income	2	―	2
Balance as of December 31, 2013	$(10)	$1	$(9)
2012:
Balance as of December 31, 2011	$(11)	$1	$(10)
Other comprehensive loss before
reclassifications	(2)	―	(2)
Amounts reclassified from accumulated other
comprehensive loss	1	―	1
Net other comprehensive loss	(1)	―	(1)
Balance as of December 31, 2012	$(12)	$1	$(11)
(1)	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT(1)
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension and other
	postretirement benefits
				Total
	Unamortized	Unamortized		accumulated other
	net actuarial	prior service	Financial	comprehensive
	gain (loss)	credit	instruments	income (loss)
2014:
Balance as of December 31, 2013	$(5)	$1	$(14)	$(18)
Other comprehensive loss before
reclassifications	(3)	―	―	(3)
Amounts reclassified from accumulated other
comprehensive income	3	―	―	3
Net other comprehensive income	―	―	―	―
Balance as of December 31, 2014	$(5)	$1	$(14)	$(18)
2013:
Balance as of December 31, 2012	$(4)	$1	$(15)	$(18)
Other comprehensive loss before
reclassifications	(2)	―	―	(2)
Amounts reclassified from accumulated other
comprehensive income	1	―	1	2
Net other comprehensive (loss) income	(1)	―	1	―
Balance as of December 31, 2013	$(5)	$1	$(14)	$(18)
2012:
Balance as of December 31, 2011	$(6)	$1	$(16)	$(21)
Other comprehensive income before
reclassifications	1	―	―	1
Amounts reclassified from accumulated other
comprehensive income	1	―	1	2
Net other comprehensive income	2	―	1	3
Balance as of December 31, 2012	$(4)	$1	$(15)	$(18)
(1)	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.

Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income [Abstract]
Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Amounts reclassified
Details about accumulated	from accumulated other						Affected line item
other comprehensive income (loss) components	comprehensive income (loss)						on consolidated statement of operations
	Years ended December 31,
	2014		2013		2012
Sempra Energy Consolidated:
Foreign currency translation adjustments	$	―		$270	$	―	Equity Earnings, Net of Income Tax(1)

Financial instruments:
Interest rate and foreign exchange instruments		$21		$11		$9	Interest Expense
Interest rate instruments		(3)		―		―	Gain on Sale of Equity Interests and Assets
Interest rate instruments		10		10		6	Equity Earnings, Before Income Tax
Commodity contracts not subject to							Revenues: Energy-Related
rate recovery		(8)		(1)		―	Businesses
Total before income tax		20		20		15
		(3)		(4)		(4)	Income Tax Expense
Net of income tax		17		16		11
		(11)		(9)		(5)	Earnings Attributable to Noncontrolling Interests
		$6		$7		$6

Pension and other postretirement benefits:
Net actuarial gain	$	―		$3		$10	(2)
Amortization of actuarial loss		23		10		9	(2)
		(9)		(5)		(8)	Income Tax Expense
Net of income tax		$14		$8		$11

Total reclassifications for the period, net of tax		$20		$285		17
SDG&E:
Financial instruments:
Interest rate instruments		$11		$9		$5	Interest Expense
		(11)		(9)		(5)	Earnings Attributable to Noncontrolling Interest
	$	―	$	―	$	―

Pension and other postretirement benefits:
Net actuarial gain	$	―		$2		$1	(2)
Amortization of actuarial loss		3		1		1	(2)
		(1)		(1)		(1)	Income Tax Expense
Net of income tax		$2		$2		$1

Total reclassifications for the period, net of tax		$2		$2		$1
SoCalGas:
Financial instruments:
Interest rate instruments		$1		$1		$2	Interest Expense
		(1)		―		(1)	Income Tax Expense
Net of income tax	$	―		$1		$1

Pension and other postretirement benefits:
Net actuarial gain	$	―	$	―		$1	(2)
Amortization of actuarial loss		5		1		1	(2)
		(2)		―		(1)	Income Tax Expense
Net of income tax		$3		$1		$1

Total reclassifications for the period, net of tax		$3		$2		$2
(1)							Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.
(2)							Amounts are included in the computation of net periodic benefit cost (see "Net Periodic Benefit Cost, 2012 - 2014" in Note 7).

Schedule Of Noncontrolling Interests [Abstract]
Schedule Of Noncontrolling Interests
OTHER NONCONTROLLING INTERESTS
(Dollars in millions)
	Percent ownership held by others		December 31,
	2014	2013	2014	2013
SDG&E:
Otay Mesa VIE	100%	100%	$60	$91
Sempra South American Utilities:
Chilquinta Energía subsidiaries(1)	23.6 - 43.4	24.4 - 43.4	23	27
Luz del Sur	16.4	20.2	177	222
Tecsur	9.8	9.8	4	3
Sempra Mexico:
IEnova, S.A.B. de C.V.	18.9	18.9	452	442
Sempra Natural Gas:
Bay Gas Storage Company, Ltd.	9.1	9.1	23	22
Liberty Gas Storage, LLC	25.0	25.0	14	14
Southern Gas Transmission Company	49.0	49.0	1	1
Total Sempra Energy			$754	$822
(1)	Chilquinta Energía has four subsidiaries with noncontrolling interests held by others. Percentage range reflects the highest and lowest ownership percentages among these subsidiaries.

Schedule Of Utilities Revenues [Abstract]
Schedule Of Utilities Revenues
TOTAL UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Electric revenues	$5,209	$4,911	$4,568
Natural gas revenues	4,549	4,398	3,873
Total	$9,758	$9,309	$8,441
(1) Excludes intercompany revenues.

Schedule Of Due To And From Affiliates [Abstract]
Schedule Of Amounts Due To and From Affiliates at SDG&E and SoCalGas
AMOUNTS DUE TO AND FROM AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	December 31,
	2014	2013
SDG&E:
Current:
Due from various affiliates	$1		$1

Due to Sempra Energy	$17		$25
Due to SoCalGas	4		―
Due to various affiliates	―		14
	$21		$39

Income taxes due from Sempra Energy(1)	$16		$70
SoCalGas:
Current:
Due from SDG&E	$4	$	―
Due from various affiliates	―		21
	$4		$21

Due to Sempra Energy	$13		$16

Income taxes due from Sempra Energy(1)	$9		$18
(1)	SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from the companies having always filed a separate return.

Schedule Of Revenues From Affiliates [Abstract]
Schedule Of Revenues From Unconsolidated Affiliates at the SDG&E and SoCalGas
REVENUES FROM UNCONSOLIDATED AFFILIATES AT SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
SDG&E	$13	$12	$9
SoCalGas	69	70	46

Schedule Of Other Income (Expense) [Abstract]
Schedule Of Other Income (Expense)
OTHER INCOME, NET
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$106	$75	$96
Investment gains(1)	27	39	41
Electrical infrastructure relocation income(2)	21	4	6
(Losses) gains on interest rate and foreign exchange instruments, net	(15)	17	10
Foreign currency (losses) gains	(15)	(3)	9
Regulatory interest, net(3)	6	5	1
Sundry, net	7	3	9
Total	$137	$140	$172
SDG&E:
Allowance for equity funds used during construction	$37	$39	$71
Regulatory interest, net(3)	6	4	2
Sundry, net	(3)	(3)	(4)
Total	$40	$40	$69
SoCalGas:
Allowance for equity funds used during construction	$26	$17	$25
Regulatory interest, net(3)	―	1	(1)
Sundry, net	(6)	(7)	(7)
Total	$20	$11	$17
(1)	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
(2)	Income at Luz del Sur associated with the relocation of electrical infrastructure.
(3)	Interest on regulatory balancing accounts.